Fair Value of Financial Instruments (Details) - Schedule of liabilities measured at fair value - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value of Financial Instruments (Details) - Schedule of liabilities measured at fair value [Line Items]
Derivative financial instruments	$ 13,161,838	$ 17,227,709	$ 1,190,073
Level 1 [Member]
Fair Value of Financial Instruments (Details) - Schedule of liabilities measured at fair value [Line Items]
Derivative financial instruments	13,161,838	15,709,460
Level 2 [Member]
Fair Value of Financial Instruments (Details) - Schedule of liabilities measured at fair value [Line Items]
Derivative financial instruments		1,518,249	1,190,073
Level 3 [Member]
Fair Value of Financial Instruments (Details) - Schedule of liabilities measured at fair value [Line Items]
Derivative financial instruments